[logo] Legg Mason Wood Walker, Incorporated
100 Light Street, P.O. Box 1476, Baltimore, MD  21203-1476
410-539-0000



                                       May 4, 2000




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

     Re:  Legg Mason Tax Exempt Trust, Inc.
          1933 Act File No. 2-78562
          1940 Act File No. 811-3526

Ladies and Gentlemen:

          Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Statement of Additional Information with respect to the above-referenced fund does not differ from the one filed in Post-Effective Amendment No. 24, which was filed electronically on April 6, 2000.

                                       Very truly yours,

                                       LEGG MASON TAX EXEMPT TRUST, INC.



                                       By:/s/ Patricia A. Maxey
                                          --------------------------------------
                                          Patricia A. Maxey
                                          Secretary

PAM:kms